QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Table)	12 Months Ended
Oct. 30, 2011
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Schedule of unaudited quarterly results of operations

						Net Earnings
						Attributable to
						Hormel Foods		Basic Earnings		Diluted Earnings
(in thousands, except per share data)	Net Sales	Gross Profit		Net Earnings		Corporation(1)		Per Share		Per Share
2011
First quarter	$ 1,921,558	$ 374,005		$ 150,035		$ 148,826		$ 0.56		$ 0.55
Second quarter	1,959,041	326,227		110,702		109,579		0.41		0.40
Third quarter	1,910,592	297,855		99,964		98,481		0.37		0.36
Fourth quarter	2,103,898	336,026		118,495		117,309		0.44		0.43
2010
First quarter	$ 1,727,447	$ 318,387		$ 112,269		$ 111,207		$ 0.42		$ 0.41
Second quarter	1,699,782	280,467	(2)	78,535	(3)	77,862	(3)	0.29	(3)	0.29	(3)
Third quarter	1,730,451	284,915		86,364		85,370		0.32		0.32
Fourth quarter	2,063,039	354,973		122,608		121,148		0.46		0.45

(1)   Excludes net earnings attributable to the Company’s noncontrolling interests.

(2)   Includes a one-time pre-tax charge of $9.7 million related to the closing of the Company’s Valley Fresh Plant in Turlock, California.

(3)   Includes one-time charges of $6.3 million ($0.02 per share) related to the closing of the Company’s Valley Fresh Plant in Turlock, California, and an income tax charge of $7.1 million ($0.03 per share) primarily due to the change in tax treatment of Medicare Part D reimbursements by health care laws enacted during fiscal 2010.